Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivatives
The following table presents the fair value of derivatives as of December 31, 2018 and 2017 (in millions):

		December 31, 2018		December 31, 2017
		Assets	Liabilities	Assets	Liabilities
Derivative Instrument	Notional	Fair Value	Fair Value	Fair Value	Fair Value
Designated:
Cash flow hedges:
Cross-currency interest rate swaps	$—	$—	$—	$7.1	$0.4
Interest rate swaps	1,800.0	—	25.1	0.5	—
Interest rate caps	—	—	—	8.9	—
Net investment hedges:
Foreign currency net investment hedges	—	—	—	—	0.7
Non-designated:
Foreign currency forward contracts	406.6	0.5	0.8	0.8	2.2

Schedule of Effect of Derivatives As Hedges, Net of Applicable Income Taxes
The following tables presents the effect of derivatives designated as hedges, net of applicable income taxes, in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 (in millions):

	Beginning Accumulated Other Comprehensive Loss (Gain)	Amount of Loss (Gain) Recognized in Other Comprehensive Loss on Derivatives (Effective Portion)(1)	Amount of (Loss) Gain Reclassified from Accumulated Other Comprehensive Loss into Statement of Operations (Effective Portion)(2)	Ending Accumulated Other Comprehensive Loss (Gain)
Year Ended December 31, 2016
Foreign currency cash flow hedges	$0.1	$(13.2)	$14.0	$0.9
Foreign currency net investment hedges	(2.3)	0.4	—	(1.9)
Interest rate cash flow hedges	4.7	(18.2)	(2.9)	(16.4)
	$2.5	$(31.0)	$11.1	$(17.4)
Year Ended December 31, 2017
Foreign currency cash flow hedges	$0.9	$11.0	$(9.7)	$2.2
Foreign currency net investment hedges	(1.9)	2.6	—	0.7
Interest rate cash flow hedges	(16.4)	1.0	(7.1)	(22.5)
	$(17.4)	$14.6	$(16.8)	$(19.6)
Year Ended December 31, 2018
Foreign currency cash flow hedges	$2.2	$(7.3)	$5.1	$—
Foreign currency net investment hedges	0.7	(1.3)	—	(0.6)
Interest rate cash flow hedges	(22.5)	1.1	8.1	(13.3)
	$(19.6)	$(7.5)	$13.2	$(13.9)
(1) Amount is net of related income tax expense (benefit) of $0.7 million, $(2.9) million and $5.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.
(2) Amount is net of related income tax (expense) benefit of $(1.9) million, $3.7 million and $(1.9) million for the years ended December 31, 2018, 2017 and 2016, respectively.